SCHEDULE OF AMORTIZATION OF RIGHT OF USE ASSET (Details) - USD ($)	Dec. 31, 2022	Mar. 31, 2022
2023	$ 169,392
2024	47,345
2025	50,387
2026	53,798
Total	$ 320,922
White River Holdings Corp [Member]
Remainder of fiscal year
Year one		142,907
Year two		98,468
Year three		2,119
Total		$ 243,494